Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation

A. Basis of Presentation—The interim Combined Financial Statements of Alcoa Corporation (or the “Company”) are unaudited. These Combined Financial Statements include all adjustments, consisting only of normal recurring adjustments, considered necessary by management to fairly state the Company’s results of operations, financial position, and cash flows. The results reported in these Combined Financial Statements are not necessarily indicative of the results that may be expected for the entire year. The 2015 year-end balance sheet data was derived from audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America (GAAP). This Form 10-Q report should be read in conjunction with the Combined Financial Statements for the three-year period ended December 31, 2015 included in the Information Statement filed on October 11, 2016 as Exhibit 99.1 to Alcoa Corporation’s Form 10, which includes all disclosures required by GAAP.

References in these Notes to “ParentCo” refer to Alcoa Inc., a Pennsylvania corporation, and its consolidated subsidiaries (through October 31, 2016, at which time was renamed Arconic Inc.).

Separation Transaction. On September 28, 2015, ParentCo’s Board of Directors preliminarily approved a plan to separate ParentCo into two standalone, publicly-traded companies (the “Separation Transaction”). One company was named Alcoa Corporation and will include the Alumina and Primary Metals segments, which comprise the bauxite mining, alumina refining, aluminum production, and energy operations of ParentCo, as well as the Warrick, IN rolling operations and the 25.1% equity interest in the rolling mill at the joint venture in Saudi Arabia, both of which are part of ParentCo’s Global Rolled Products segment. ParentCo, which will change its name to Arconic Inc., will continue to own the Global Rolled Products (except for the aforementioned rolling operations to be included in Alcoa Corporation), Engineered Products and Solutions, and Transportation and Construction Solutions segments.

The Separation Transaction was subject to a number of conditions, including, but not limited to: final approval by ParentCo’s Board of Directors (see below); the continuing validity of the private letter ruling from the Internal Revenue Service regarding certain U.S. federal income tax matters relating to the transaction; receipt of an opinion of legal counsel regarding the qualification of the distribution, together with certain related transactions, as a transaction that is generally tax-free for U.S. federal income tax purposes; and the U.S. Securities and Exchange Commission (the “SEC”) declaring effective a Registration Statement on Form 10, as amended, filed with the SEC on October 11, 2016 (effectiveness was declared by the SEC on October 17, 2016).

On September 29, 2016, ParentCo’s Board of Directors approved the completion of the Separation Transaction by means of a pro rata distribution by ParentCo of 80.1% of the outstanding common stock of Alcoa Corporation to ParentCo shareholders of record as of the close of business on October 20, 2016 (the “Record Date”). Arconic will retain the remaining 19.9% of Alcoa Corporation common stock. At the time of the Separation Transaction, ParentCo shareholders will receive one share of Alcoa Corporation common stock for every three shares of ParentCo common stock held as of the close of business on the Record Date. ParentCo shareholders will receive cash in lieu of fractional shares.

In connection with the Separation Transaction, as of October 31, 2016, Alcoa Corporation entered into certain agreements with Arconic to implement the legal and structural separation between the two companies, govern the relationship between Alcoa Corporation and Arconic after the completion of the Separation Transaction, and allocate between Alcoa Corporation and Arconic various assets, liabilities and obligations, including, among other things, employee benefits, environmental liabilities, intellectual property, and tax-related assets and liabilities. These agreements included a Separation and Distribution Agreement, Tax Matters Agreement, Employee Matters Agreement, Transition Services Agreement and certain Patent, Know-How, Trade Secret License and Trademark License Agreements.

On November 1, 2016, the Separation Transaction was completed and became effective at 12:01 a.m. Eastern Standard Time. To effect the Separation Transaction, ParentCo undertook a series of transactions to separate the net assets and certain legal entities of ParentCo, resulting in a cash payment of approximately $1,100 to ParentCo by Alcoa Corporation with the net proceeds of a previous debt offering (see Note H). In conjunction with the Separation Transaction, 146,159,428 shares of Alcoa Corporation common stock were distributed to ParentCo shareholders. Additionally, Arconic retained 36,311,767 shares of Alcoa Corporation common stock representing its 19.9% retained interest. “Regular-way” trading of Alcoa Corporation’s common stock began with the opening of the New York Stock Exchange on November 1, 2016 under the ticker symbol “AA.” Alcoa Corporation’s common stock has a par value of $0.01 per share.

ParentCo incurred costs to evaluate, plan, and execute the Separation Transaction, and Alcoa Corporation was allocated a pro rata portion of those costs based on segment revenue. ParentCo recognized $55 and $118 in the 2016 third quarter and nine-month period, respectively, and $12 in both the 2015 third quarter and nine-month period for costs related to the Separation Transaction, of which $23 and $54 was allocated to Alcoa Corporation in the 2016 third quarter and nine-month period, respectively, and $6 was allocated to Alcoa Corporation in both the 2015 third quarter and nine-month period. The allocated amounts were included in Selling, general administrative, and other expenses on the accompanying Statement of Combined Operations.

Basis of Presentation. The Combined Financial Statements of Alcoa Corporation are prepared in conformity with GAAP and require management to make certain judgments, estimates, and assumptions. These may affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. They also may affect the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates upon subsequent resolution of identified matters. The Combined Financial Statements of Alcoa Corporation include the accounts of Alcoa Corporation and companies in which Alcoa Corporation has a controlling interest. Intercompany transactions have been eliminated. The equity method of accounting is used for investments in affiliates and other joint ventures over which Alcoa Corporation has significant influence but does not have effective control. Investments in affiliates in which Alcoa Corporation cannot exercise significant influence are accounted for on the cost method.

Principles of Combination. The Combined Financial Statements include certain assets and liabilities that have historically been held at ParentCo’s corporate level but are specifically identifiable or otherwise attributable to Alcoa Corporation. All significant transactions and accounts within Alcoa Corporation have been eliminated. All significant intercompany transactions between ParentCo and Alcoa Corporation have been included within Parent Company net investment in these Combined Financial Statements.

Cost Allocations. The Combined Financial Statements of Alcoa Corporation include general corporate expenses of ParentCo that were not historically charged to Alcoa Corporation for certain support functions that are provided on a centralized basis, such as expenses related to finance, audit, legal, information technology, human resources, communications, compliance, facilities, employee benefits and compensation, and research and development activities. These general corporate expenses are included in the accompanying Statement of Combined Operations within Cost of goods sold, Selling, general administrative and other expenses, and Research and development expenses. These expenses have been allocated to Alcoa Corporation on the basis of direct usage when identifiable, with the remainder allocated based on Alcoa Corporation’s segment revenue as a percentage of ParentCo’s total segment revenue for both Alcoa Corporation and Arconic. In the nine months ended September 30, 2016 and 2015, the amounts for Research and development expenses in the accompanying Statement of Combined Operations and the table below include an immaterial correction for an over-allocation of such expenses in the six months ended June 30, 2016 and 2015.

In preparing the Combined Financial Statements for the nine months ended September 30, 2016 and 2015, management discovered that the amounts for Research and development expenses previously reported for the six months ended June 30, 2016 and 2015 included an immaterial error due to an over-allocation of such expenses of $10 and $18, respectively. The amounts for Research and development expenses in the accompanying Statement of Combined Operations and the table below for the nine months ended September 30, 2016 and 2015 are correctly stated. The referenced prior periods not presented herein that included such over-allocation will be revised, as applicable, in future filings.

All external debt not directly attributable to Alcoa Corporation has been excluded from the accompanying Combined Balance Sheet of Alcoa Corporation. Financing costs related to these debt obligations have been allocated to Alcoa Corporation based on the ratio of capital invested in Alcoa Corporation to the total capital invested by ParentCo in both Alcoa Corporation and Arconic, and are included in the accompanying Statement of Combined Operations within Interest expense.

The following table reflects the allocations of those detailed above:

	Third quarter ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Cost of goods sold*	$13	$22	$39	$70
Selling, general administrative, and other expenses	47	43	124	112
Research and development expenses	—	4	2	14
Provision for depreciation, depletion, and amortization	5	6	15	18
Restructuring and other charges**	1	5	1	15
Interest expense	59	63	178	190
Other (income) expenses, net	1	7	(8)	9

*	Allocation principally relates to ParentCo’s retained pension and other postemployment benefits expenses for closed and sold operations.
**	Allocation primarily relates to layoff programs for ParentCo employees.

Management believes the assumptions regarding the allocation of ParentCo’s general corporate expenses and financing costs are reasonable.

Nevertheless, the Combined Financial Statements of Alcoa Corporation may not include all of the actual expenses that would have been incurred and may not reflect Alcoa Corporation’s combined results of operations, financial position, and cash flows had it been a standalone company during the periods presented. Actual costs that would have been incurred if Alcoa Corporation had been a standalone company would depend on multiple factors, including organizational structure, capital structure, and strategic decisions made in various areas, including information technology and infrastructure. Transactions between Alcoa Corporation and ParentCo, including sales to Arconic, have been included as related party transactions in these Combined Financial Statements and are considered to be effectively settled for cash at the time the transaction is recorded. The total net effect of the settlement of these transactions is reflected in the accompanying Statement of Combined Cash Flows as a financing activity and in the accompanying Combined Balance Sheet as Parent Company net investment.

Cash is managed centrally with certain net earnings reinvested locally and working capital requirements met from existing liquid funds. Accordingly, the cash and cash equivalents held by ParentCo at the corporate level were not attributed to Alcoa Corporation for any of the periods presented. Only cash amounts specifically attributable to Alcoa Corporation are reflected in the accompanying Combined Balance Sheet. Transfers of cash, both to and from ParentCo’s centralized cash management system, are reflected as a component of Parent Company net investment in the accompanying Combined Balance Sheet and as a financing activity on the accompanying Combined Statement of Cash Flows.

The income tax provision in the accompanying Combined Statement of Operations has been calculated as if Alcoa Corporation was operating on a standalone basis and filed separate tax returns in the jurisdictions in which it operates. Therefore cash tax payments and items of current and deferred taxes may not be reflective of Alcoa Corporation’s actual tax balances prior to or subsequent to the Separation Transaction.

Pro Forma Earnings per Share. For all periods presented, the pro forma earnings per share included on the accompanying Statement of Combined Operations was calculated based on the 182,471,195 shares of Alcoa Corporation common stock distributed on November 1, 2016 in conjunction with the completion of the Separation Transaction (see above). Prior to November 1, 2016, Alcoa Corporation did not have any issued and outstanding common stock. Additionally, the same number of shares was used to calculate both basic and diluted pro forma earnings per share since no Alcoa Corporation employee equity awards were outstanding prior to the Separation Transaction.

A. The Proposed Separation and Basis of Presentation

References in these Notes to “ParentCo” refer to Alcoa Inc., a Pennsylvania corporation and its consolidated subsidiaries.

The Proposed Separation. On September 28, 2015, ParentCo announced that its Board of Directors approved a plan (the “separation”) to separate into two independent, publicly-traded companies: Alcoa Upstream Corporation (“Alcoa Corporation” or the “Company”), which will primarily comprise the historical bauxite mining, alumina refining, aluminum production and energy operations of ParentCo, as well as the rolling mill at the Warrick, Indiana, operations and ParentCo’s 25.1% stake in the Ma’aden Rolling Company in Saudi Arabia; and a value-add company, that will principally include the Global Rolled Products (other than the Warrick and Ma’aden rolling mills), Engineered Products and Solutions, and Transportation and Construction Solutions segments (collectively, the “Value-Add Businesses”) of ParentCo.

The separation will occur by means of a pro rata distribution by ParentCo of at least 80.1% of the outstanding shares of Alcoa Corporation. ParentCo, the existing publicly traded company, will continue to own the Value-Add Businesses, and will become the value-add company. In conjunction with the separation, ParentCo will change its name to Arconic Inc. (“Arconic”) and Alcoa Upstream Corporation will change its name to Alcoa Corporation.

The separation transaction, which is expected to be completed in the second half of 2016, is subject to a number of conditions, including, but not limited to: final approval by ParentCo’s Board of Directors; the continuing validity of the private letter ruling from the Internal Revenue Service regarding certain U.S. federal income tax matters relating to the transaction; receipt of an opinion of legal counsel regarding the qualification of the distribution, together with certain related transactions, as a transaction that is generally tax-free for U.S. federal income tax purposes; and the U.S. Securities and Exchange Commission (the “SEC”) declaring effective the registration statement of which this information statement forms a part. Upon completion of the separation, ParentCo shareholders will own at least 80.1% of the outstanding shares of Alcoa Corporation, and Alcoa Corporation will be a separate company from Arconic. Arconic will retain no more than 19.9% of the outstanding shares of common stock of Alcoa Corporation following the distribution.

Alcoa Corporation and Arconic will enter into an agreement (the “Separation Agreement”) that will identify the assets to be transferred, the liabilities to be assumed and the contracts to be transferred to each of Alcoa Corporation and Aronic as part of the separation of ParentCo into two companies, and will provide for when and how these transfers and assumptions will occur.

ParentCo may, at any time and for any reason until the proposed transaction is complete, abandon the separation plan or modify its terms.

Basis of Presentation. The Combined Financial Statements of Alcoa Corporation are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP) and require management to make certain judgments, estimates, and assumptions. These may affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. They also may affect the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates upon subsequent resolution of identified matters. The Combined Financial Statements of Alcoa Corporation include the accounts of Alcoa Corporation and companies in which Alcoa Corporation has a controlling interest. Intercompany transactions have been eliminated. The equity method of accounting is used for investments in affiliates and other joint ventures over which Alcoa Corporation has significant influence but does not have effective control. Investments in affiliates in which Alcoa Corporation cannot exercise significant influence are accounted for on the cost method.

Principles of Combination. The Combined Financial Statements include certain assets and liabilities that have historically been held at ParentCo’s corporate level but are specifically identifiable or otherwise attributable to Alcoa Corporation. All significant transactions and accounts within Alcoa Corporation have been eliminated. All significant intercompany transactions between ParentCo and Alcoa Corporation have been included within Net parent investment in these Combined Financial Statements.

Cost Allocations. The Combined Financial Statements of Alcoa Corporation include general corporate expenses of ParentCo that were not historically charged to Alcoa Corporation for certain support functions that are provided on a centralized basis, such as expenses related to finance, audit, legal, information technology, human resources, communications, compliance, facilities, employee benefits and compensation, and research and development (“R&D”) activities. These general corporate expenses are included in the combined statement of operations within Cost of goods sold, Research and development expenses, and Selling, general administrative and other expenses. These expenses have been allocated to Alcoa Corporation on the basis of direct usage when identifiable, with the remainder allocated based on Alcoa Corporation’s segment revenue as a percentage of ParentCo’s total segment revenue for both Alcoa Corporation and Arconic.

All external debt not directly attributable to Alcoa Corporation has been excluded from the combined balance sheet of Alcoa Corporation. Financing costs related to these debt obligations have been allocated to Alcoa Corporation based on the ratio of capital invested in Alcoa Corporation to the total capital invested by ParentCo in both Alcoa Corporation and Arconic, and are included in the Statement of Combined Operations within Interest expense.

The following table reflects the allocations of those detailed above:

	Amount allocated to Alcoa Corporation
	2015	2014	2013
Cost of goods sold(1)	$93	$76	$109
Selling, general administrative, and other expenses	146	158	154
Research and development expenses	17	21	16
Provision for depreciation, depletion, and amortization	22	37	38
Restructuring and other charges(2)	32	23	14
Interest expense	245	278	272
Other expenses (income), net	12	5	(1)

(1)	Allocation relates to ParentCo’s retained pension and Other postemployment benefits expenses for closed and sold operations.
(2)	Allocation primarily relates to layoff programs for ParentCo employees.

Management believes the assumptions regarding the allocation of ParentCo’s general corporate expenses and financing costs are reasonable.

Nevertheless, the Combined Financial Statements of Alcoa Corporation may not reflect the actual expenses that would have been incurred and may not reflect Alcoa Corporation’s combined results of operations, financial position and cash flows had it been a standalone company during the periods presented. Actual costs that would have been incurred if Alcoa Corporation had been a standalone company would depend on multiple factors, including organizational structure, capital structure, and strategic decisions made in various areas, including information technology and infrastructure. Transactions between Alcoa Corporation and ParentCo, including sales to Arconic, have been included as related party transactions in these Combined Financial Statements and are considered to be effectively settled for cash at the time the transaction is recorded. The total net effect of the settlement of these transactions is reflected in the Statements of Combined Cash Flows as a financing activity and in the Combined Balance Sheet as Net parent investment.

Cash management. Cash is managed centrally with certain net earnings reinvested locally and working capital requirements met from existing liquid funds. Accordingly, the cash and cash equivalents held by ParentCo at the corporate level were not attributed to Alcoa Corporation for any of the periods presented. Only cash amounts specifically attributable to Alcoa Corporation are reflected in the Combined Balance Sheet. Transfers of cash, both to and from ParentCo’s centralized cash management system, are reflected as a component of Net parent investment in Alcoa Corporation’s Combined Balance Sheet and as a financing activity on the accompanying Combined Statement of Cash Flows.

ParentCo has an arrangement with several financial institutions to sell certain customer receivables without recourse on a revolving basis. The sale of such receivables is completed through the use of a bankruptcy-remote special-purpose entity, which is a consolidated subsidiary of ParentCo. In connection with this arrangement, certain of Alcoa Corporation’s customer receivables are sold on a revolving basis to this bankruptcy-remote subsidiary of ParentCo; these sales are reflected as a component of Net parent investment in the Combined Balance Sheet.

ParentCo participates in several accounts payable settlement arrangements with certain vendors and third-party intermediaries. These arrangements provide that, at the vendor’s request, the third-party intermediary advances the amount of the scheduled payment to the vendor, less an appropriate discount, before the scheduled payment date and ParentCo makes payment to the third-party intermediary on the date stipulated in accordance with the commercial terms negotiated with its vendors. In connection with these arrangements, certain of Alcoa Corporation’s accounts payable are settled, at the vendor’s request, before the scheduled payment date; these settlements are reflected as a component of Net parent investment in the Combined Balance Sheet.

Related Party Transactions. Alcoa Corporation buys products from and sells products to various related companies, including entities in which Alcoa Corporation retains a 50% or less equity interest, at negotiated prices between the two parties. These transactions were not material to the financial position or results of operations of Alcoa Corporation for all periods presented. Transactions between Alcoa Corporation and Arconic have been presented as related party transactions in these Combined Financial Statements.

Cash Equivalents. Cash equivalents are highly liquid investments purchased with an original maturity of three months or less. The cash and cash equivalents held by ParentCo at the corporate level were not attributed to Alcoa Corporation for any periods presented. Only cash amounts specifically attributable to Alcoa Corporation (primarily comprising cash held by entities within the Alcoa World Alumina and Chemicals joint venture) are reflected in the Combined Balance Sheet.

Inventory Valuation. Inventories are carried at the lower of cost or market, with cost for a substantial portion of U.S. and Canadian inventories determined under the last-in, first-out (LIFO) method. The cost of other inventories is principally determined under the average-cost method.

Properties, Plants, and Equipment. Properties, plants, and equipment are recorded at cost. Depreciation is recorded principally on the straight-line method at rates based on the estimated useful lives of the assets. For greenfield assets, which refer to the construction of new assets on undeveloped land, the units of production method is used to record depreciation. These assets require a significant period (generally greater than one-year) to ramp-up to full production capacity. As a result, the units of production method is deemed a more systematic and rational method for recognizing depreciation on these assets. Depreciation is recorded on temporarily idled facilities until such time management approves a permanent shutdown. The following table details the weighted-average useful lives of structures and machinery and equipment by reporting segment (numbers in years):

Segment	Structures	Machinery and equipment
Bauxite	34	17
Alumina	30	27
Aluminum	36	22
Cast Products	36	22
Energy	31	22
Rolled Products	31	21

Gains or losses from the sale of assets are generally recorded in other income or expenses. Repairs and maintenance are charged to expense as incurred. Interest related to the construction of qualifying assets is capitalized as part of the construction costs.

Properties, plants, and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets (asset group) may not be recoverable. Recoverability of assets is determined by comparing the estimated undiscounted net cash flows of the operations related to the assets (asset group) to their carrying amount. An impairment loss would be recognized when the carrying amount of the assets (asset group) exceeds the estimated undiscounted net cash flows. The amount of the impairment loss to be recorded is calculated as the excess of the carrying value of the assets (asset group) over their fair value, with fair value determined using the best information available, which generally is a discounted cash flow (DCF) model. The determination of what constitutes an asset group, the associated estimated undiscounted net cash flows, and the estimated useful lives of assets require significant judgments.

Mineral Rights. Alcoa Corporation recognizes mineral rights upon specific acquisitions of land that include such underlying rights, primarily in Jamaica (in December 2014, Alcoa Corporation divested its ownership stake in the joint venture in Jamaica—see Note F). This land is purchased for the sole purpose of mining bauxite. The underlying bauxite reserves are known at the time of acquisition based on associated drilling and analysis and are considered to be proven reserves. The acquisition cost of the land and mineral rights are amortized as the bauxite is produced based on the level of proven reserves determined at the time of purchase. Mineral rights are included in Properties, plants, and equipment on the accompanying Combined Balance Sheet.

Deferred Mining Costs. Alcoa Corporation recognizes deferred mining costs during the development stage of a mine life cycle. Such costs include the construction of access and haul roads, detailed drilling and geological analysis to further define the grade and quality of the known bauxite, and overburden removal costs. These costs relate to sections of the related mines where Alcoa Corporation is either currently extracting bauxite or is preparing for production in the near term. These sections are outlined and planned incrementally and generally are mined over periods ranging from one to five years, depending on mine specifics. The amount of geological drilling and testing necessary to determine the economic viability of the bauxite deposit being mined is such that the reserves are considered to be proven, and the mining costs are amortized based on this level of reserves. Deferred mining costs are included in Other noncurrent assets on the accompanying Combined Balance Sheet.

Goodwill and Other Intangible Assets. Goodwill is not amortized; instead, it is reviewed for impairment annually (in the fourth quarter) or more frequently if indicators of impairment exist or if a decision is made to sell or exit a business. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include deterioration in general economic conditions, negative developments in equity and credit markets, adverse changes in the markets in which an entity operates, increases in input costs that have a negative effect on earnings and cash flows, or a trend of negative or declining cash flows over multiple periods, among others. The fair value that could be realized in an actual transaction may differ from that used to evaluate the impairment of goodwill.

Goodwill is allocated among and evaluated for impairment at the reporting unit level, which is defined as an operating segment or one level below an operating segment. For 2015, Alcoa Corporation has two reporting units that contain goodwill: Bauxite ($51) and Alumina ($101); and four reporting units that contain no goodwill: Aluminum, Cast Products, Energy, and Rolled Products. Prior to 2015, Alcoa Corporation had three reporting units, which were Alumina (Bauxite, Alumina and a small portion of Energy), Primary Metals (Aluminum, Cast Products and the majority of Energy), and Rolled Products. All goodwill related to Primary Metals was impaired in 2013—see below. The previous amounts mentioned related to Bauxite and Alumina include an allocation of corporate goodwill.

In reviewing goodwill for impairment, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (greater than 50%) that the estimated fair value of a reporting unit is less than its carrying amount. If an entity elects to perform a qualitative assessment and determines that an impairment is more likely than not, the entity is then required to perform the existing two-step quantitative impairment test (described below), otherwise no further analysis is required. An entity also may elect not to perform the qualitative assessment and, instead, proceed directly to the two-step quantitative impairment test. The ultimate outcome of the goodwill impairment review for a reporting unit should be the same whether an entity chooses to perform the qualitative assessment or proceeds directly to the two-step quantitative impairment test.

Alcoa Corporation’s policy for its annual review of goodwill is to perform the qualitative assessment for all reporting units not subjected directly to the two-step quantitative impairment test. Generally, management will proceed directly to the two-step quantitative impairment test for each of its two reporting units that contain goodwill at least once during every three-year period, as part of its annual review of goodwill.

Under the qualitative assessment, various events and circumstances (or factors) that would affect the estimated fair value of a reporting unit are identified (similar to impairment indicators above). These factors are then classified by the type of impact they would have on the estimated fair value using positive, neutral, and adverse categories based on current business conditions. Additionally, an assessment of the level of impact that a particular factor would have on the estimated fair value is determined using high, medium, and low weighting. Furthermore, management considers the results of the most recent two-step quantitative impairment test completed for a reporting unit and compares the weighted average cost of capital (WACC) between the current and prior years for each reporting unit.

During the 2015 annual review of goodwill, management performed the qualitative assessment for two reporting units, Bauxite and Alumina. Management concluded it was not more likely than not that the estimated fair values of the two reporting units were less than their carrying values. As such, no further analysis was required.

Under the two-step quantitative impairment test, the evaluation of impairment involves comparing the current fair value of each reporting unit to its carrying value, including goodwill. Alcoa Corporation uses a DCF model to estimate the current fair value of its reporting units when testing for impairment, as management believes forecasted cash flows are the best indicator of such fair value. A number of significant assumptions and estimates are involved in the application of the DCF model to forecast operating cash flows, including markets and market share, sales volumes and prices, production costs, tax rates, capital spending, discount rate, and working capital changes. Certain of these assumptions can vary significantly among the reporting units. Cash flow forecasts are generally based on approved business unit operating plans for the early years and historical relationships in later years. The betas used in calculating the individual reporting units’ WACC rate are estimated for each business with the assistance of valuation experts.

In the event the estimated fair value of a reporting unit per the DCF model is less than the carrying value, additional analysis would be required. The additional analysis would compare the carrying amount of the reporting unit’s goodwill with the implied fair value of that goodwill, which may involve the use of valuation experts. The implied fair value of goodwill is the excess of the fair value of the reporting unit over the fair value amounts assigned to all of the assets and liabilities of that unit as if the reporting unit was acquired in a business combination and the fair value of the reporting unit represented the purchase price. If the carrying value of goodwill exceeds its implied fair value, an impairment loss equal to such excess would be recognized, which could significantly and adversely impact reported results of operations and shareholders’ equity.

Goodwill impairment tests in prior years indicated that goodwill was not impaired for any of Alcoa Corporation’s reporting units, except for the former Primary Metals segment in 2013 (see below), and there were no triggering events since that time that necessitated an impairment test.

In 2013, for the former Primary Metals reporting unit (see above), the estimated fair value as determined by the DCF model was lower than the associated carrying value. As a result, management performed the second step of the impairment analysis in order to determine the implied fair value of the goodwill. The results of the second-step analysis showed that the implied fair value of goodwill was zero. Therefore, in 2013, Alcoa Corporation recorded a goodwill impairment of $1,731 ($1,719 after noncontrolling interest). As a result of the goodwill impairment, there is no goodwill remaining for the historical Primary Metals reporting unit.

The impairment of the Primary Metals goodwill resulted from several causes: the prolonged economic downturn; a disconnect between industry fundamentals and pricing that has resulted in lower metal prices; and the increased cost of alumina, a key raw material, resulting from expansion of the Alumina Price Index throughout the industry. All of these factors, exacerbated by increases in discount rates, continued to place significant downward pressure on metal prices and operating margins, and the resulting estimated fair value, of the Primary Metals business. As a result, management decreased the near-term and long-term estimates of the operating results and cash flows utilized in assessing the goodwill for impairment. The valuation of goodwill for the second step of the goodwill impairment analysis is considered a level 3 fair value measurement, which means that the valuation of the assets and liabilities reflect management’s own judgments regarding the assumptions market participants would use in determining the fair value of the assets and liabilities.

Intangible assets with finite useful lives are amortized generally on a straight-line basis over the periods benefited. The following table details the weighted average useful lives of software and other intangible assets by reporting segment (numbers in years):

Segment	Software	Other intangible assets
Bauxite	7	15
Alumina	7	15
Aluminum	6	37
Cast Products	6	37
Energy	6	37
Rolled Products	9	14

Equity Investments. Alcoa Corporation invests in a number of privately-held companies, primarily through joint ventures and consortia, which are accounted for on the equity method. The equity method is applied in situations where Alcoa Corporation has the ability to exercise significant influence, but not control, over the investee. Management reviews equity investments for impairment whenever certain indicators are present suggesting that the carrying value of an investment is not recoverable. This analysis requires a significant amount of judgment from management to identify events or circumstances indicating that an equity investment is impaired. The following items are examples of impairment indicators: significant, sustained declines in an investee’s revenue, earnings, and cash flow trends; adverse market conditions of the investee’s industry or geographic area; the investee’s ability to continue operations measured by several items, including liquidity; and other factors. Once an impairment indicator is identified, management uses considerable judgment to determine if the impairment is other than temporary, in which case the equity investment is written down to its estimated fair value. An impairment that is other than temporary could significantly and adversely impact reported results of operations.

Revenue Recognition. Alcoa Corporation recognizes revenue when title, ownership, and risk of loss pass to the customer, all of which occurs upon shipment or delivery of the product and is based on the applicable shipping terms. The shipping terms vary across all businesses and depend on the product, the country of origin, and the type of transportation (truck, train, or vessel). Alcoa Corporation periodically enters into long-term supply contracts with alumina and aluminum customers and receives advance payments for product to be delivered in future periods. These advance payments are recorded as deferred revenue, and revenue is recognized as shipments are made and title, ownership, and risk of loss pass to the customer during the term of the contracts. Deferred revenue is included in Other current liabilities and Other noncurrent liabilities and deferred credits on the accompanying Combined Balance Sheet.

Environmental Matters. Expenditures for current operations are expensed or capitalized, as appropriate. Expenditures relating to existing conditions caused by past operations, which will not contribute to future revenues, are expensed. Liabilities are recorded when remediation costs are probable and can be reasonably estimated. The liability may include costs such as site investigations, consultant fees, feasibility studies, outside contractors, and monitoring expenses. Estimates are generally not discounted or reduced by potential claims for recovery. Claims for recovery are recognized as agreements are reached with third parties. The estimates also include costs related to other potentially responsible parties to the extent that Alcoa Corporation has reason to believe such parties will not fully pay their proportionate share. The liability is continuously reviewed and adjusted to reflect current remediation progress, prospective estimates of required activity, and other factors that may be relevant, including changes in technology or regulations.

Litigation Matters. For asserted claims and assessments, liabilities are recorded when an unfavorable outcome of a matter is deemed to be probable and the loss is reasonably estimable. Management determines the likelihood of an unfavorable outcome based on many factors such as the nature of the matter, available defenses and case strategy, progress of the matter, views and opinions of legal counsel and other advisors, applicability and success of appeals processes, and the outcome of similar historical matters, among others. Once an unfavorable outcome is deemed probable, management weighs the probability of estimated losses, and the most reasonable loss estimate is recorded. If an unfavorable outcome of a matter is deemed to be reasonably possible, then the matter is disclosed and no liability is recorded. With respect to unasserted claims or assessments, management must first determine that the probability that an assertion will be made is likely, then, a determination as to the likelihood of an unfavorable outcome and the ability to reasonably estimate the potential loss is made. Legal matters are reviewed on a continuous basis to determine if therehas been a change in management’s judgment regarding the likelihood of an unfavorable outcome or the estimate of a potential loss.

Asset Retirement Obligations. Alcoa Corporation recognizes asset retirement obligations (AROs) related to legal obligations associated with the normal operation of bauxite mining, alumina refining, and aluminum smelting facilities. These AROs consist primarily of costs associated with spent pot lining disposal, closure of bauxite residue areas, mine reclamation, and landfill closure. Alcoa Corporation also recognizes AROs for any significant lease restoration obligation, if required by a lease agreement, and for the disposal of regulated waste materials related to the demolition of certain power facilities. The fair values of these AROs are recorded on a discounted basis, at the time the obligation is incurred, and accreted over time for the change in present value. Additionally, Alcoa Corporation capitalizes asset retirement costs by increasing the carrying amount of the related long-lived assets and depreciating these assets over their remaining useful life.

Certain conditional asset retirement obligations (CAROs) related to alumina refineries, aluminum smelters, power and rolled products facilities have not been recorded in the Combined Financial Statements of Alcoa Corporation due to uncertainties surrounding the ultimate settlement date. Such uncertainties exist as a result of the perpetual nature of the structures, maintenance and upgrade programs, and other factors. At the date a reasonable estimate of the ultimate settlement date can be made, Alcoa Corporation would record an ARO for the removal, treatment, transportation, storage, and/or disposal of various regulated assets and hazardous materials such as asbestos, underground and aboveground storage tanks, polychlorinated biphenyls (PCBs), various process residuals, solid wastes, electronic equipment waste, and various other materials. Such amounts may be material to the Combined Financial Statements of Alcoa Corporation in the period in which they are recorded.

Income Taxes. Alcoa Corporation’s operations have historically been included in the income tax filings of ParentCo. The provision for income taxes in Alcoa Corporation’s combined statement of operations is based on a separate return methodology using the asset and liability approach of accounting for income taxes. Under this approach, the provision for income taxes represents income taxes paid or payable (or received or receivable) for the current year plus the change in deferred taxes during the year calculated as if the Company was a standalone taxpayer filing hypothetical income tax returns where applicable. Any additional accrued tax liability or refund arising as a result of this approach is assumed to be immediately settled with ParentCo as a component of Net parent investment. Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid, and result from differences between the financial and tax bases of Alcoa Corporation’s assets and liabilities and are adjusted for changes in tax rates and tax laws when enacted. Deferred tax assets are reflected in the combined balance sheet for net operating losses, credits or other attributes to the extent that such attributes are expected to transfer to Alcoa Corporation upon the separation. Any difference from attributes generated in a hypothetical return on a separate return basis is adjusted as a component of Net parent investment.

Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not (greater than 50%) that a tax benefit will not be realized. In evaluating the need for a valuation allowance, management considers all potential sources of taxable income, including income available in carryback periods, future reversals of taxable temporary differences, projections of taxable income, and income from tax planning strategies, as well as all available positive and negative evidence. Positive evidence includes factors such as a history of profitable operations, projections of future profitability within the carryforward period, including from tax planning strategies, and Alcoa Corporation’s experience with similar operations. Existing favorable contracts and the ability to sell products into established markets are additional positive evidence. Negative evidence includes items such as cumulative losses, projections of future losses, or carryforward periods that are not long enough to allow for the utilization of a deferred tax asset based on existing projections of income. Deferred tax assets for which no valuation allowance is recorded may not be realized upon changes in facts and circumstances, resulting in a future charge to establish a valuation allowance. Existing valuation allowances are re-examined under the same standards of positive and negative evidence. If it is determined that it is more likely than not that a deferred tax asset will be realized, the appropriate amount of the valuation allowance, if any, is released. Deferred tax assets and liabilities are also re-measured to reflect changes in underlying tax rates due to law changes and the granting and lapse of tax holidays.

Tax benefits related to uncertain tax positions taken or expected to be taken on a tax return are recorded when such benefits meet a more likely than not threshold. Otherwise, these tax benefits are recorded when a tax position has been effectively settled, which means that the statute of limitation has expired or the appropriate taxing authority has completed their examination even though the statute of limitations remains open. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law until such time that the related tax benefits are recognized.

Stock-Based Compensation. Alcoa Corporation employees have historically participated in ParentCo’s equity-based compensation plans. Until consummation of the distribution, Alcoa Corporation will continue to participate in ParentCo’s stock-based compensation plans and record compensation expense based on the awards granted to Alcoa Corporation employees. ParentCo recognizes compensation expense for employee equity grants using the non-substantive vesting period approach, in which the expense (net of estimated forfeitures) is recognized ratably over the requisite service period based on the grant date fair value. The compensation expense recorded by Alcoa Corporation, in all periods presented, includes the expense associated with employees historically attributable to Alcoa Corporation operations, as well as the expense associated with the allocation of stock compensation expense for corporate employees. The fair value of new stock options is estimated on the date of grant using a lattice-pricing model. Determining the fair value of stock options at the grant date requires judgment, including estimates for the average risk-free interest rate, dividend yield, volatility, annual forfeiture rate, and exercise behavior. These assumptions may differ significantly between grant dates because of changes in the actual results of these inputs that occur over time.

Most plan participants can choose whether to receive their award in the form of stock options, stock awards, or a combination of both. This choice is made before the grant is issued and is irrevocable.

Derivatives and Hedging. Derivatives are held for purposes other than trading and are part of a formally documented risk management program. For derivatives designated as cash flow hedges, Alcoa Corporation measures hedge effectiveness by formally assessing, at least quarterly, the probable high correlation of the expected future cash flows of the hedged item and the derivative hedging instrument. The ineffective portions of both types of hedges are recorded in sales or other income or expense in the current period. If the hedging relationship ceases to be highly effective or it becomes probable that an expected transaction will no longer occur, future gains or losses on the derivative instrument are recorded in other income or expense.

Alcoa Corporation accounts for hedges of certain forecasted transactions as cash flow hedges. The fair values of the derivatives are recorded in other current and noncurrent assets and liabilities in the Combined Balance Sheet. The effective portions of the changes in the fair values of these derivatives are recorded in other comprehensive income and are reclassified to sales, cost of goods sold, or other income or expense in the period in which earnings are impacted by the hedged items or in the period that the transaction no longer qualifies as a cash flow hedge. These contracts cover the same periods as known or expected exposures, generally not exceeding five years.

If no hedging relationship is designated, the derivative is marked to market through earnings.

Cash flows from derivatives are recognized in the Statement of Combined Cash Flows in a manner consistent with the underlying transactions.

Pensions and Other Postretirement Benefits. Certain Alcoa Corporation employees participate in defined benefit pension and other postretirement benefit plans (“Shared Plans”) sponsored by ParentCo, which also includes Arconic participants. For purposes of these Combined Financial Statements, Alcoa Corporation accounts for Shared Plans as multiemployer benefit plans. Accordingly, Alcoa Corporation does not record an asset or liability to recognize the funded status of the Shared Plans. However, the related expense recorded by Alcoa Corporation is based primarily on pensionable compensation and estimated interest costs attributable to Alcoa Corporation participants.

Certain plans that are specific to Alcoa Corporation employees (“Direct Plans”) are accounted for as defined benefit pension and other postretirement benefit plans for purposes of the Combined Financial Statements. Accordingly, the funded and unfunded position of each Direct Plan is recorded in the Combined Balance Sheet. Actuarial gains and losses that have not yet been recognized through income are recorded in accumulated other comprehensive income net of taxes, until they are amortized as a component of net periodic benefit cost. The determination of benefit obligations and recognition of expenses related to Direct Plans is dependent on various assumptions. The major assumptions primarily relate to discount rates, long-term expected rates of return on plan assets, and future compensation increases. Management develops each assumption using relevant company experience in conjunction with market-related data for each individual location in which such plans exist.

Foreign Currency. The local currency is the functional currency for Alcoa Corporation’s significant operations outside the United States, except for certain operations in Canada and Iceland, where the U.S. dollar is used as the functional currency. The determination of the functional currency for Alcoa Corporation’s operations is made based on the appropriate economic and management indicators.

Recently Adopted Accounting Guidance. On January 1, 2015, Alcoa Corporation adopted changes issued by the Financial Accounting Standards Board (FASB) to reporting discontinued operations and disclosures of disposals of components of an entity. These changes require a disposal of a component to meet a higher threshold in order to be reported as a discontinued operation in an entity’s financial statements. The threshold is defined as a strategic shift that has, or will have, a major effect on an entity’s operations and financial results such as a disposal of a major geographical area or a major line of business. Additionally, the following two criteria have been removed from consideration of whether a component meets the requirements for discontinued operations presentation: (i) the operations and cash flows of a disposal component have been or will be eliminated from the ongoing operations of an entity as a result of the disposal transaction, and (ii) an entity will not have any significant continuing involvement in the operations of the disposal component after the disposal transaction. Furthermore, equity method investments now may qualify for discontinued operations presentation. These changes also require expanded disclosures for all disposals of components of an entity, whether or not the threshold for reporting as a discontinued operation is met, related to profit or loss information and/or asset and liability information of the component. The adoption of these changes had no impact on the Combined Financial Statements of Alcoa Corporation. This guidance will need to be considered in the event Alcoa Corporation initiates a disposal of a component.

In November 2015, the FASB issued changes to the balance sheet classification of deferred taxes, which Alcoa Corporation immediately adopted. These changes simplify the presentation of deferred income taxes by requiring all deferred income tax assets and liabilities to be classified as noncurrent in a classified balance sheet. The current requirement that deferred tax assets and liabilities of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments of this update. As such, all deferred income tax assets and liabilities have been classified in the Deferred income taxes and Other noncurrent liabilities and deferred credits, respectively, line items on the December 31, 2015 Combined Balance Sheet.

Recently Issued Accounting Guidance. In January 2015, the FASB issued changes to the presentation of extraordinary items. Such items are defined as transactions or events that are both unusual in nature and infrequent in occurrence, and, currently, are required to be presented separately in an entity’s income statement, net of income tax, after income from continuing operations. The changes eliminate the concept of an extraordinary item and, therefore, the presentation of such items will no longer be required. Notwithstanding this change, an entity will still be required to present and disclose a transaction or event that is both unusual in nature and infrequent in occurrence in the notes to the financial statements. These changes become effective for Alcoa Corporation on January 1, 2016. Management has determined that the adoption of these changes will not have an impact on the Combined Financial Statements.

In February 2015, the FASB issued changes to the analysis that an entity must perform to determine whether it should consolidate certain types of legal entities. These changes (i) modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities, (ii) eliminate the presumption that a general partner should consolidate a limited partnership, (iii) affect the consolidation analysis of reporting entities that are involved with variable interest entities, particularly those that have fee arrangements and related party relationships, and (iv) provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. These changes become effective for Alcoa Corporation on January 1, 2016. Management is currently evaluating the potential impact of these changes on the Combined Financial Statements.

In July 2015, the FASB issued changes to the subsequent measurement of inventory. Currently, an entity is required to measure its inventory at the lower of cost or market, whereby market can be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The changes require that inventory be measured at the lower of cost and net realizable value, thereby eliminating the use of the other two market methodologies. Net realizable value is defined as the estimated selling prices in the ordinary course of business less reasonably predictable costs of completion, disposal, and transportation. These changes do not apply to inventories measured using LIFO (last-in, first-out) or the retail inventory method. Currently, Alcoa Corporation applies the net realizable value market option to measure non-LIFO inventories at the lower of cost or market. These changes become effective for Alcoa Corporation on January 1, 2017. Management has determined that the adoption of these changes will not have an impact on the Combined Financial Statements.

In May 2014, the FASB issued changes to the recognition of revenue from contracts with customers. These changes created a comprehensive framework for all entities in all industries to apply in the determination of when to recognize revenue, and, therefore, supersede virtually all existing revenue recognition requirements and guidance. This framework is expected to result in less complex guidance in application while providing a consistent and comparable methodology for revenue recognition. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this principle, an entity should apply the following steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract(s), (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract(s), and (v) recognize revenue when, or as, the entity satisfies a performance obligation. In August 2015, the FASB deferred the effective date by one year, making these changes effective for Alcoa Corporation on January 1, 2018. Management is currently evaluating the potential impact of these changes on the Combined Financial Statements.

In August 2014, the FASB issued changes to the disclosure of uncertainties about an entity’s ability to continue as a going concern. Under GAAP, continuation of a reporting entity as a going concern is presumed as the basis for preparing financial statements unless and until the entity’s liquidation becomes imminent. Even if an entity’s liquidation is not imminent, there may be conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern. Because there is no guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related note disclosures, there is diversity in practice whether, when, and how an entity discloses the relevant conditions and events in its financial statements. As a result, these changes require an entity’s management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that financial statements are issued. Substantial doubt is defined as an indication that it is probable that an entity will be unable to meet its obligations as they become due within one year after the date that financial statements are issued. If management has concluded that substantial doubt exists, then the following disclosures should be made in the financial statements: (i) principal conditions or events that raised the substantial doubt, (ii) management’s evaluation of the significance of those conditions or events in relation to the entity’s ability to meet its obligations, (iii) management’s plans that alleviated the initial substantial doubt or, if substantial doubt was not alleviated, management’s plans that are intended to at least mitigate the conditions or events that raise substantial doubt, and (iv) if the latter in (iii) is disclosed, an explicit statement that there is substantial doubt about the entity’s ability to continue as a going concern. These changes become effective for Alcoa Corporation for the 2016 annual period. Management has determined that the adoption of these changes will not have an impact on the Combined Financial Statements of Alcoa Corporation. Subsequent to adoption, this guidance will need to be applied by management at the end of each annual period and interim period therein to determine what, if any, impact there will be on the Combined Financial Statements in a given reporting period.

In February 2016, the FASB issued changes to the accounting and presentation of leases. These changes require lessees to recognize a right of use asset and lease liability on the balance sheet for all leases with terms longer than 12 months. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize a right of use asset and lease liability. Additionally, when measuring assets and liabilities arising from a lease, optional payments should be included only if the lessee is reasonably certain to exercise an option to extend the lease, exercise a purchase option, or not exercise an option to terminate the lease. These changes become effective for Alcoa Corporation on January 1, 2019. Management is currently evaluating the potential impact of these changes on the Combined Financial Statements.